INCOME TAXES - Additional Information - Q2 (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Taxes [Abstract]
Provision for income taxes	$ 11.8	$ 21.4	$ 17.9	$ 31.0	$ 54.4	$ 81.2	$ 48.6
Increase (decrease) in provision for income taxes	$ (9.6)		$ (13.1)
Federal statutory rate			35.00%